Long-Term Debt (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure
LONG-TERM DEBT

As of June 30, 2014 and December 31, 2013, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2014	2013
Long-term debt
2021 Senior Notes	$2,000,000	$2,000,000
2022 Senior Notes	1,000,000	1,000,000
2023 Senior Notes	1,500,000	1,000,000
2024 Senior Notes	2,000,000	—
2013 Liquefaction Credit Facilities	—	100,000
Total long-term, debt	6,500,000	4,100,000

Long-term debt premium
2021 Senior Notes	10,879	11,562
2023 Senior Notes	7,423	—
Total long-term debt, net	$6,518,302	$4,111,562

For the six months ended June 30, 2014 and 2013, we incurred $178.7 million and $94.7 million of total interest cost, respectively, of which we capitalized and deferred $178.7 million and $82.5 million, respectively, of interest expense related to the construction of natural gas liquefaction trains (“Trains”) 1 through 4 of the Liquefaction Project.

Senior Notes

In February 2013 and April 2013, we issued an aggregate principal amount of $2.0 billion, before premium, of the 2021 Senior Notes. In April 2013 and May 2014, we issued an aggregate principal amount of $1.5 billion, before premium, of the 2023 Senior Notes. Borrowings under the 2021 Senior Notes and 2023 Senior Notes bear interest at a fixed rate of 5.625%. In November 2013, we issued an aggregate principal amount of $1.0 billion of the 2022 Senior Notes. Borrowings under the 2022 Senior Notes bear interest at a fixed rate of 6.25%. In May 2014, we issued an aggregate principal amount of $2.0 billion of the 2024 Senior Notes. Borrowings under the 2024 Senior Notes bear interest at a fixed rate of 5.75%. Interest on the Senior Notes is payable semi-annually in arrears.

The terms of the Senior Notes are governed by a common indenture (the “Indenture”). The Indenture contains customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of our restricted subsidiaries to incur additional indebtedness or issue preferred stock, make certain investments or pay dividends or distributions on capital stock or subordinated indebtedness or purchase, redeem or retire capital stock, sell or transfer assets, including capital stock of our restricted subsidiaries, restrict dividends or other payments by restricted subsidiaries, incur liens, enter into transactions with affiliates, consolidate, merge, sell or lease all or substantially all of our assets and enter into certain LNG sales contracts. Subject to permitted liens, the Senior Notes are secured on a pari passu first-priority basis by a security interest in all of our membership interests and substantially all of our assets. We may not make any distributions until, among other requirements, substantial completion of Trains 1 and 2 has occurred, deposits are made into debt service reserve accounts and a debt service coverage ratio for the prior 12-month period and a projected debt service coverage ratio for the upcoming 12-month period of 1.25:1.00 are satisfied.

At any time prior to November 1, 2020, with respect to the 2021 Senior Notes; December 15, 2021, with respect to the 2022 Senior Notes; January 15, 2023, with respect to the 2023 Senior Notes; or February 15, 2024, with respect to the 2024 Senior Notes; we may redeem all or part of such series of the Senior Notes at a redemption price equal to the “make-whole” price set forth in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We may also at any time on or after November 1, 2020, with respect to the 2021 Senior Notes; December 15, 2021, with respect to the 2022 Senior Notes; January 15, 2023, with respect to the 2023 Senior Notes; or February 15, 2024, with respect to the 2024 Senior Notes, redeem all or part of such series of the Senior Notes at a redemption price equal to 100% of the principal amount of such series of the Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

In connection with the issuance of the 2022 Senior Notes, the 2024 Senior Notes and the Additional 2023 Senior Notes, we entered into registration rights agreements (the “Liquefaction Registration Rights Agreements”). Under the Liquefaction Registration Rights Agreements, we have agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission (“SEC”) and cause to become effective registration statements relating to offers to exchange the 2022 Senior Notes, the 2024 Senior Notes and the Additional 2023 Senior Notes for like aggregate principal amounts of SEC-registered notes with terms identical in all material respects to the 2022 Senior Notes, the 2024 Senior Notes and the Additional 2023 Senior Notes (other than with respect to restrictions on transfer or to any increase in annual interest rate), respectively, within 360 days after November 25, 2013 and May 20, 2014, as applicable. Under specified circumstances, we may be required to file shelf registration statements to cover resales of the 2022 Senior Notes, the 2024 Senior Notes and the Additional 2023 Senior Notes. If we fail to satisfy these obligations, we may be required to pay additional interest to holders of the 2022 Senior Notes, the 2024 Senior Notes and the Additional 2023 Senior Notes under certain circumstances.

2013 Liquefaction Credit Facilities

In May 2013, we entered into the 2013 Liquefaction Credit Facilities aggregating $5.9 billion. The 2013 Liquefaction Credit Facilities are being used to fund a portion of the costs of developing, constructing and placing into operation the first four Trains of the Liquefaction Project. The 2013 Liquefaction Credit Facilities will mature on the earlier of May 28, 2020 or the second anniversary of the completion date of the first four Trains of the Liquefaction Project, as defined in the 2013 Liquefaction Credit Facilities. Borrowings under the 2013 Liquefaction Credit Facilities may be refinanced, in whole or in part, at any time without premium or penalty, except for interest rate hedging and interest rate breakage costs. We made an initial $100.0 million borrowing under the 2013 Liquefaction Credit Facilities in June 2013 after meeting the required conditions precedent, and in May 2014, we repaid our borrowings under the 2013 Liquefaction Credit Facilities upon the issuance of the Additional 2023 Senior Notes and the 2024 Senior Notes. As of June 30, 2014 and December 31, 2013, we had $2.7 billion and $4.9 billion, respectively, of available commitments under the 2013 Liquefaction Credit Facilities.

Borrowings under the 2013 Liquefaction Credit Facilities bear interest at a variable rate per annum equal to, at our election, the London Interbank Offered Rate (“LIBOR”) or the base rate, plus the applicable margin. The applicable margins for LIBOR loans range from 2.3% to 3.0% prior to the completion of Train 4 and from 2.3% to 3.25%, after such completion, depending on the applicable 2013 Liquefaction Credit Facility. Interest on LIBOR loans is due and payable at the end of each LIBOR period. The 2013 Liquefaction Credit Facilities required us to pay certain up-front fees to the agents and lenders in the aggregate amount of approximately $144 million and provide for a commitment fee calculated at a rate per annum equal to 40% of the applicable margin for LIBOR loans, multiplied by the average daily amount of the undrawn commitment due quarterly in arrears. Annual administrative fees must also be paid to the agent and the trustee. The principal of the loans made under the 2013 Liquefaction Credit Facilities must be repaid in quarterly installments, commencing with the earlier of the last day of the first full calendar quarter after the Train 4 completion date, as defined in the 2013 Liquefaction Credit Facilities, or September 30, 2018. Scheduled repayments are based upon an 18-year amortization profile, with the remaining balance due upon the maturity of the 2013 Liquefaction Credit Facilities.

Under the terms and conditions of the 2013 Liquefaction Credit Facilities, all cash held by us is controlled by a collateral agent. These funds can only be released by the collateral agent upon satisfaction of certain terms and conditions related to the use of proceeds, and are classified as restricted on our Balance Sheets.

The 2013 Liquefaction Credit Facilities contain conditions precedent for any subsequent borrowings, as well as customary affirmative and negative covenants. Our obligations under the 2013 Liquefaction Credit Facilities are secured by substantially all of our assets as well as all of our membership interests on a pari passu basis with the Senior Notes.

Under the terms of the 2013 Liquefaction Credit Facilities, we are required to hedge not less than 75% of the variable interest rate exposure of our projected outstanding borrowings, calculated on a weighted average basis in comparison to our anticipated draw of principal. See Note 6—“Financial Instruments.”

In November 2013, we issued the 2022 Senior Notes, and a portion of the available commitments under the 2013 Liquefaction Credit Facilities was terminated. Net proceeds from the offering of approximately $978 million are being used to pay a portion of the capital costs in connection with the construction of the first four Trains of the Liquefaction Project in lieu of the terminated portion of the commitments under the 2013 Liquefaction Credit Facilities. The 2022 Senior Notes are pari passu in right of payment with all of our existing and future senior debt. In conjunction with our issuance of the 2022 Senior Notes in November 2013, we have terminated approximately $885 million of commitments under the 2013 Liquefaction Credit Facilities. This termination resulted in a write-off of debt issuance costs and deferred commitment fees associated with the 2013 Liquefaction Credit Facilities of $43.3 million in November 2013.

In May 2014, we issued the 2024 Senior Notes and the Additional 2023 Senior Notes, and a portion of the available commitments under the 2013 Liquefaction Credit Facilities was terminated. Net proceeds from the offering of approximately $2.5 billion were used to repay our outstanding indebtedness under the 2013 Liquefaction Credit Facilities, and the remaining proceeds are being used to pay a portion of the capital costs in connection with the construction of the first four Trains of the Liquefaction Project in lieu of the terminated portion of the commitments under the 2013 Liquefaction Credit Facilities. The 2024 Senior Notes are pari passu in right of payment with all of our existing and future senior debt. As a result of our issuance of the 2024 Senior Notes and the Additional 2023 Senior Notes in May 2014, we terminated approximately $2.1 billion of commitments under the 2013 Liquefaction Credit Facilities. This termination resulted in a write-off of debt issuance costs and deferred commitment fees associated with the 2013 Liquefaction Credit Facilities of $114.3 million in May 2014.

2012 Liquefaction Credit Facility

In July 2012, we entered into the 2012 Liquefaction Credit Facility with a syndicate of lenders. The 2012 Liquefaction Credit Facility was intended to be used to fund a portion of the costs of developing, constructing and placing into operation Trains 1 and 2 of the Liquefaction Project. Borrowings under the 2012 Liquefaction Credit Facility were based on LIBOR plus 3.50% during construction and LIBOR plus 3.75% during operations. We were also required to pay commitment fees on the undrawn amount. In May 2013, the 2012 Liquefaction Credit Facility was amended and restated with the 2013 Liquefaction Credit Facilities and $100.0 million of outstanding borrowings under the 2012 Liquefaction Credit Facility were repaid in full.

Under the terms of the 2012 Liquefaction Credit Facility, we were required to hedge not less than 75% of the variable interest rate exposure of our projected outstanding borrowings, calculated on a weighted average basis in comparison to our anticipated draw of principal. See Note 6—“Financial Instruments.”

In February 2013, we issued the 2021 Senior Notes to refinance a portion of the 2012 Liquefaction Credit Facility, and a portion of available commitments under the 2012 Liquefaction Credit Facility were suspended. In April 2013, we issued an aggregate principal amount of $500.0 million of additional 2021 Senior Notes and $1.0 billion of 2023 Senior Notes. In conjunction with these issuances, approximately $1.4 billion of commitments under the 2012 Liquefaction Credit Facility were terminated. The termination of these commitments in April 2013 and the amendment and restatement of the 2012 Liquefaction Credit Facility with the 2013 Liquefaction Credit Facilities in May 2013 resulted in a write-off of debt issuance costs associated with the 2012 Liquefaction Credit Facility of $80.5 million in the three and six months ended June 30, 2013.

Sabine Pass Liquefaction LC Agreement

In April 2014, we entered into a $325.0 million senior letter of credit and reimbursement agreement (the “Senior LC Agreement”) that we intend to use for the issuance of letters of credit for certain working capital requirements related to the Liquefaction Project. We will pay (a) a commitment fee in an amount equal to an annual rate of 0.75% of an amount equal to the unissued portion of letters of credit available pursuant to the Senior LC Agreement and (b) a letter of credit fee equal to an annual rate of 2.5% of the undrawn portion of all letters of credit issued under the Senior LC Agreement. If draws are made upon any letters of credit issued under the Senior LC Agreement, the amount of the draw will be deemed a loan issued to us.  We are required to pay the full amount of this loan on or prior to the business day immediately succeeding the deemed issuance of the loan.  These loans bear interest at a rate of 2.0% plus the base rate as defined in the Senior LC Agreement. As of June 30, 2014, we had issued letters of credit in an aggregate amount of $3.8 million and no draws had been made upon any letters of credit issued under the Senior LC Agreement.

LONG-TERM DEBT

As of December 31, 2013 and 2012, our long-term debt consisted of the following (in thousands):

	December 31,
	2013	2012
Long-term debt
2021 Senior Notes	$2,000,000	$—
2022 Senior Notes	1,000,000	—
2023 Senior Notes	1,000,000	—
2012 Liquefaction Credit Facility	—	100,000
2013 Liquefaction Credit Facilities	100,000	—
Total long-term, debt	4,100,000	100,000

Long-term debt premium
2021 Senior Notes	11,562	—
Total long-term debt, net of premium	$4,111,562	$100,000

Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2013 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2014	2015 to 2016	2017 to 2018	Thereafter
Debt:
2021 Senior Notes	2,000,000	—	—	—	2,000,000
2022 Senior Notes	1,000,000	—	—	—	1,000,000
2023 Senior Notes	1,000,000	—	—	—	1,000,000
2013 Liquefaction Credit Facilities	100,000	—	—	—	100,000
Debt	$4,100,000	$—	$—	$—	$4,100,000

Senior Notes

In February 2013 and April 2013, we issued an aggregate principal amount of $2.0 billion, before premium, of the 2021 Senior Notes. In April 2013, we also issued $1.0 billion of the 2023 Senior Notes. Borrowings under the 2021 Senior Notes and 2023 Senior Notes bear interest at a fixed rate of 5.625%. In November 2013, we issued an aggregate principal amount of $1.0 billion of the 2022 Senior Notes. Borrowings under the 2022 Senior Notes bear interest at a fixed rate of 6.25%. Interest on the Senior Notes is payable semi-annually in arrears.

The Senior Notes are governed by a common indenture (the "Indenture") with substantially similar restrictive covenants. The Indenture contains customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of our restricted subsidiaries to incur additional indebtedness or issue preferred stock, make certain investments or pay dividends or distributions on capital stock or subordinated indebtedness or purchase, redeem or retire capital stock, sell or transfer assets, including capital stock of our restricted subsidiaries, restrict dividends or other payments by restricted subsidiaries, incur liens, enter into transactions with affiliates, consolidate, merge, sell or lease all or substantially all of our assets and enter into certain LNG sales contracts. Subject to permitted liens, the Senior Notes are secured on a pari passu first-priority basis by a security interest in all of our membership interests and substantially all of our assets. We may not make any distributions until, among other requirements, substantial completion of Trains 1 and 2 has occurred, deposits are made into debt service reserve accounts and a debt service coverage ratio for the prior 12-month period and a projected debt service coverage ratio for the upcoming 12-month period of 1.25:1.00 are satisfied.

At any time prior to November 1, 2020, with respect to the 2021 Senior Notes, or December 15, 2021, with respect to the 2022 Senior Notes, or January 15, 2023, with respect to the 2023 Senior Notes, we may redeem all or a part of the Senior Notes, at a redemption price equal to the "make-whole" price set forth in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We also may at any time on or after November 1, 2020, with respect to the 2021 Senior Notes, or December 15, 2021, with respect to the 2022 Senior Notes, or January 15, 2023, with respect to the 2023 Senior Notes, redeem the Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

In connection with the issuance of the 2022 Senior Notes, we also entered into a registration rights agreement (the "2022 Liquefaction Registration Rights Agreement"). Under the 2022 Liquefaction Registration Rights Agreement, we have agreed to use commercially reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to exchange the 2022 Senior Notes for a like aggregate principal amount of SEC-registered notes with terms identical in all material respects to the 2022 Senior Notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) within 360 days after November 25, 2013.  Under specified circumstances, we may be required to file a shelf registration statement to cover resales of the Senior Notes.  If we fail to satisfy this obligation, we may be required to pay additional interest to holders of the 2022 Senior Notes under certain circumstances.

2013 Liquefaction Credit Facilities

In May 2013, we closed the 2013 Liquefaction Credit Facilities aggregating $5.9 billion. The 2013 Liquefaction Credit Facilities are being used to fund a portion of the costs of developing, constructing and placing into operation the first four Trains of the Liquefaction Project. The 2013 Liquefaction Credit Facilities will mature on the earlier of May 28, 2020 or the second anniversary of the completion date of the first four Trains of the Liquefaction Project, as defined in the 2013 Liquefaction Credit Facilities. Borrowings under the 2013 Liquefaction Credit Facilities may be refinanced, in whole or in part, at any time without premium or penalty, except for interest rate hedging and interest rate breakage costs. We made a $100.0 million borrowing under the 2013 Liquefaction Credit Facilities in June 2013 after meeting the required conditions precedent.

We had $5.0 billion of available commitments under the 2013 Liquefaction Credit Facilities as of December 31, 2013 as a result of our initial $100.0 million borrowing and the termination of approximately $885.0 million of commitments in connection with issuance of 2022 Senior Notes in November 2013 as described below.
Borrowings under the 2013 Liquefaction Credit Facilities bear interest at a variable rate per annum equal to, at our election, the London Interbank Offered Rate ("LIBOR") or the base rate, plus the applicable margin. The applicable margins for LIBOR loans range from 2.3% to 3.0% prior to the completion of Train 4 and from 2.3% to 3.25% after such completion, depending on the applicable 2013 Liquefaction Credit Facility. Interest on LIBOR loans is due and payable at the end of each LIBOR period. The 2013 Liquefaction Credit Facilities required us to pay certain up-front fees to the agents and lenders in the aggregate amount of approximately $144 million and provide for a commitment fee calculated at a rate per annum equal to 40% of the applicable margin for LIBOR loans, multiplied by the average daily amount of the undrawn commitment due quarterly in arrears. Annual administrative fees must also be paid to the agent and the trustee. The principal of the loans made under the 2013 Liquefaction Credit Facilities must be repaid in quarterly installments, commencing with the earlier of the last day of the first full calendar quarter after the Train 4 completion date, as defined in the 2013 Liquefaction Credit Facilities, and September 30, 2018. Scheduled repayments are based upon an 18-year amortization profile, with the remaining balance due upon the maturity of the 2013 Liquefaction Credit Facilities.

Under the terms and conditions of the 2013 Liquefaction Credit Facilities, all cash held by us is controlled by a collateral agent. These funds can only be released by the collateral agent upon satisfaction of certain terms and conditions related to the use of proceeds, and are classified as restricted on our Balance Sheets.

The 2013 Liquefaction Credit Facilities contain conditions precedent for the second borrowing and any subsequent borrowings, as well as customary affirmative and negative covenants. Our obligations under the 2013 Liquefaction Credit Facilities are secured by substantially all of our assets as well as all of our membership interests on a pari passu basis with the Senior Notes.

Under the terms of the 2013 Liquefaction Credit Facilities, we are required to hedge not less than 75% of the variable interest rate exposure of our projected outstanding borrowings, calculated on a weighted average basis in comparison to our anticipated draw of principal. See Note 10—"Financial Instruments".

In November 2013, we issued the 2022 Senior Notes and a portion of the available commitments pursuant to the 2013 Liquefaction Credit Facilities was terminated. Net proceeds from the offering of approximately $978 million are intended to be used to pay a portion of the capital costs in connection with the construction of the Liquefaction Project in lieu of the terminated portion of the commitments under the 2013 Liquefaction Credit Facilities. The 2022 Senior Notes are pari passu in right of payment with all existing and future senior debt of Sabine Pass Liquefaction. As a result of our issuance of the 2022 Notes in November 2013, we have terminated $885 million of commitments under the 2013 Liquefaction Credit Facilities. This termination resulted in a write-off of debt issuance costs and deferred commitment fees associated with the 2013 Liquefaction Credit Facilities of $43.3 million in November 2013.

2012 Liquefaction Credit Facility

In July 2012, we entered into the 2012 Liquefaction Credit Facility with a syndicate of lenders. The 2012 Liquefaction Credit Facility was intended to be used to fund a portion of the costs of developing, constructing and placing into operation Trains 1 and 2 of the Liquefaction Project. In May 2013, the 2012 Liquefaction Credit Facility was amended and restated with the 2013 Liquefaction Credit Facilities and $100.0 million of outstanding borrowings under the 2012 Liquefaction Credit Facility were repaid in full.

The 2012 Liquefaction Credit Facility had a maturity date of the earlier of July, 31, 2019 or the second anniversary of the completion date of Trains 1 and 2 of the Liquefaction Project. Borrowings under the 2012 Liquefaction Credit Facility could have been refinanced, in whole or in part, at any time without premium or penalty, except for interest rate hedging and interest rate breakage costs. We made a $100.0 million borrowing under the 2012 Liquefaction Credit Facility in August 2012 after meeting the required conditions precedent.

Borrowings under the 2012 Liquefaction Credit Facility bore interest at a variable rate equal to, at our election, LIBOR or the base rate, plus the applicable margin. The applicable margin for LIBOR loans was 3.50% during construction and 3.75% during operations. Interest on LIBOR loans was due and payable at the end of each LIBOR period. The 2012 Liquefaction Credit Facility required us to pay certain up-front fees to the agents and lenders in the aggregate amount of approximately $178 million and provided for a commitment fee calculated at a rate per annum equal to 40% of the applicable margin for LIBOR loans, multiplied by the average daily amount of the undrawn commitment. Annual administrative fees were also required to be paid to the agent and the trustee. The principal of loans made under the 2012 Liquefaction Credit Facility had to be repaid in quarterly installments, commencing with the last day of the first calendar quarter ending at least three months following the completion of Trains 1 and 2 of the Liquefaction Project. Scheduled repayments were based upon an 18-year amortization profile, with the remaining balance due upon the maturity of the 2012 Liquefaction Credit Facility.

Under the terms and conditions of the 2012 Liquefaction Credit Facility, all cash held by us was controlled by the collateral agent. These funds could only be released by the collateral agent upon satisfaction of certain terms and conditions related to the use of proceeds, and the cash balance of $100.0 million held in these accounts as of December 31, 2012 was classified as restricted on our Balance Sheets.

The 2012 Liquefaction Credit Facility contained conditions precedent for the second borrowing and any subsequent borrowings, as well as customary affirmative and negative covenants. Our obligations under the 2012 Liquefaction Credit Facility were secured by substantially all of our assets as well as all of our membership interests, and a security interest in Cheniere Partners' rights under the Unit Purchase Agreement with Blackstone dated May 14, 2012 on a pari passu basis with the Senior Notes.

Under the terms of the 2012 Liquefaction Credit Facility, we were required to hedge not less than 75% of the variable interest rate exposure of our projected outstanding borrowings, calculated on a weighted average basis in comparison to our anticipated draw of principal. See Note 10—"Financial Instruments".

In February 2013, we issued the 2021 Senior Notes to refinance a portion of the 2012 Liquefaction Credit Facility, and a portion of available commitments pursuant to the 2012 Liquefaction Credit Facility was suspended. In April 2013, we issued an aggregate principal amount of $500.0 million of additional 2021 Senior Notes and $1.0 billion of 2023 Senior Notes, and as a result, approximately $1.4 billion of commitments under the 2012 Liquefaction Credit Facility were terminated. The termination of these commitments in April 2013 and the amendment and restatement of the 2012 Liquefaction Credit Facility with the 2013 Liquefaction Credit Facilities in May 2013 resulted in a write-off of debt issuance costs and deferred commitment fees associated with the 2012 Liquefaction Credit Facility of $88.3 million in the year ended December 31, 2013.